Deposits received at banks	12 Months Ended
Mar. 31, 2026
Deposits [Abstract]
Deposits received at banks
12. Deposits received at banks
Noninterest-bearing deposits and interest-bearing deposits
The following table presents deposit liabilities both domestically in Japan and overseas as of March 31, 2025 and 2026 analyzed between those which are interest and non-interesting
bearing in nature.

	Millions of yen
	March 31
	2025	2026
Domestic
Noninterest-bearing deposits	¥28,627	¥26,266
Interest-bearing deposits	1,477,496	1,529,663

Subtotal	¥1,506,123	¥1,555,929

Foreign
Noninterest-bearing deposits	¥—	¥28,431
Interest-bearing deposits	1,599,458	2,082,730

Subtotal	¥1,599,458	¥2,111,161

Total	¥3,105,581	¥3,667,090

Remaining maturities of time deposits and certificates of deposits
The following table presents the total balance of time deposits and certificates of deposit issued both domestically in Japan and overseas as of March 31, 2026 by remaining maturity.

	Millions of yen
	Time deposits	Certificates of deposit	Total
Domestic
Due in one year or less	¥663,061	¥351,219	¥1,014,280
Due after one year through two years	40,861	—	40,861
Due after two years through three years	12,830	—	12,830
Due after three years through four years	2,825	—	2,825
Due after four years through five years	1,516	—	1,516
Due after five years	197,301	—	197,301

Subtotal	¥918,394	¥351,219	¥1,269,613

Foreign
Due in one year or less	¥1,339,326	¥—	¥1,339,326
Due after one year through two years	15,610	—	15,610

Subtotal	¥1,354,936	¥—	¥1,354,936

Total	¥2,273,330	¥351,219	¥2,624,549

Uninsured time deposits and certificate of deposits
The total amounts of uninsured
time
deposit liabilities as of March 31, 2025 and 2026 were ¥1,918 billion and ¥2,530 billion, respectively. This amount is determined as the total portion of the outstanding time
deposit balance which is not protected by a statutory deposit insurance regime in the jurisdiction in which the deposit is held. Such insurance regimes typically only protect certain types of deposit and also only up to a specific amount invested by each client.